Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Inventories

	As of December 31, 2024
		Allowance for
	Cost	valuation loss	Book value
Merchandise inventory	$568,871	$(13,191)	$555,680

	As of December 31, 2023
		Allowance for
	Cost	valuation loss	Book value
Merchandise inventory	$189,930	$(2,328)	$187,602

Schedule of cost of inventories

The cost of inventories recognized for the year:

	As of	As of
	December 31, 2024	December 31, 2023
Cost of goods sold	$11,921,857	$20,893,411
Loss on (reversal of) inventory valuation	11,324	(37,569)
	$11,933,181	$20,855,842